Merger - Advisory Agreements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended			6 Months Ended
	Mar. 28, 2024	Mar. 27, 2024	Feb. 27, 2024	Feb. 09, 2024	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	May 15, 2024	Mar. 20, 2024	Dec. 31, 2023	Sep. 13, 2023	Jul. 04, 2023	Jun. 13, 2023	Dec. 31, 2022
Merger [Line Items]
Other commitment						$ 6,138			$ 6,138
Third party payment									226
Payments for merger related costs	$ 7,058			$ 150
Stock issued during period, shares, conversion of units		33,333
Reduction in additional paid in capital in the account of capital market advisory				$ 450
Stock issued during the period shares for services				33,333
General and administrative						$ 4,307		$ 1,299	$ 6,489	$ 2,768
Cash payment to third party			$ 1,800
Payment of date			of $113 commencing on the earlier of May 31, 2024
Payment of condition amount			$ 300
Voluntarily payment to third party			1,500
Payment for consummation of a financing transaction			1,800
Proceeds from consummation of a financing transaction			15,000
Merger recognized as transaction cost			1,800
Common stock par or stated value per share						$ 0.0001			$ 0.0001				$ 0.0001				$ 0.0001
Common stock shares issued						35,255,013			35,255,013				4,678,950
Advisory Agreements [Member]
Merger [Line Items]
Non Refundable Cash Fee Payable Over The Term To Related Party		$ 113
Advisory fees paid			$ 1,800
Obligation to third party as accrued expenses and current liabilities						$ 1,575			$ 1,575
Placement Agent Agreement [Member]
Merger [Line Items]
Retain of an additional third party raising amount					$ 10,000
Execution of the placement agent agreement term					60 days
Percentage of cash fee received from investor					7.00%
Receipts of proceeds from investor for business days					7 days
Cash Payment In Relation To Financing Proceeds							$ 123
Common stock shares issued					11,666		11,666
Placement Agent Agreement [Member] | Common Stock [Member]
Merger [Line Items]
Percentage of common stock issued					3.00%
Common stock par or stated value per share					$ 4.5		$ 4.5
General and Administrative Expense [Member]
Merger [Line Items]
General and administrative				$ 150
Senior Notes [Member]
Merger [Line Items]
Debt instrument face value		$ 150														$ 20,000
Capital Support Agreement [Member]
Merger [Line Items]
Amount pay to the third party for capital market agreement				$ 300
Capital Market Advisory Agreement With Additional Third Party Member
Merger [Line Items]
Other commitment														$ 1,250
Fees payable monthly instalment											$ 42	$ 250
Third party payment									$ 84
Capital Market Advisory Agreement With Additional Third Party Member | Subsequent Event [Member]
Merger [Line Items]
Debt instrument face value												$ 1,000
Closing Of The Initial Business Combination [Member] | Capital Market Advisory Agreement With Additional Third Party Member
Merger [Line Items]
Other commitment															$ 500
Post Business Combination Event [Member] | Capital Market Advisory Agreement With Additional Third Party Member
Merger [Line Items]
Other commitment															1,000
Post Initial Business Combination [Member] | Capital Market Advisory Agreement With Additional Third Party Member
Merger [Line Items]
Other commitment															$ 1,000